Business Combination - Schedule of Fair Value Purchase Price (Details) - Business Combination [Member] $ in Thousands	Mar. 18, 2025 USD ($)
Schedule of Fair Value Purchase Price [Line Items]
Cash paid	$ 2,347
Deferred Payment	475
Total purchase price	$ 2,822